Shareholders' Equity (Weighted Average Assumptions) (Details) - Share-Based Payment Arrangement, Option	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Dividend yield	2.10%	2.09%
Expected volatility	25.79%	23.55%
Risk-free interest rate	2.10%	0.46%
Expected life	4 years 3 months	5 years 3 months
Forfeiture rate	10.00%	0.56%
Suboptimal factor	1.25	1.75